Other Liabilities - Summary of Components of Other within Other Liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2019		Oct. 31, 2018	Oct. 31, 2017
Disclosure of Other Liability [Line Items]
Accounts payable, accrued expenses and other items	$ 8,613		$ 8,152
Accrued interest payable	1,693		1,385
Cash collateral	5,128		5,466
Insurance-related liabilities	11,581		9,585	$ 8,959
Liabilities of subsidiaries, other than deposits	7,934		9,283
Payable to brokers, dealers and clients	2,204		1,898
Total	38,607	[1]	36,985
Other employee future benefit plans [member]
Disclosure of Other Liability [Line Items]
Other employee future benefits liability	1,079		960	1,303
Pension Plans [member]
Disclosure of Other Liability [Line Items]
Other employee future benefits liability	143		(408)	$ (144)
Other liabilities [member] | Other employee future benefit plans [member]
Disclosure of Other Liability [Line Items]
Other employee future benefits liability	1,125		960
Other liabilities [member] | Pension Plans [member]
Disclosure of Other Liability [Line Items]
Other employee future benefits liability	$ 329		$ 256

[1]	Certain comparative figures have been reclassified to conform with the current year’s presentation and for changes in accounting policy (Note 1).